Contract Liabilities (Details) - Schedule of Increase Decrease in Contract Liabilities	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule Of Increase Decrease In Contract Liabilities [Abstract]
Balance at beginning of the year ended	$ 1,166,837	$ 149,412	$ 288,364
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(1,166,837)	(149,412)	(288,364)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,519,584	194,581	1,166,837
Total	$ 1,519,584	$ 194,581	$ 1,166,837